Disaggregated Revenues	12 Months Ended
Dec. 31, 2025
Disaggregated Revenues [Abstract]
DISAGGREGATED REVENUES

13. DISAGGREGATED REVENUES

The following table shows disaggregated revenues by major categories for the years ended December 31, 2024 and 2025, respectively:

	Years ended December 31,
	2024		2025
	US$	%	US$	%
Customized software solutions	1,119,210	48.5%	640,722	47.5%
White label software	748,770	32.4%	486,804	36.2%
Subscription services	441,238	19.1%	220,558	16.3%
Total	2,309,218	100.0%	1,348,084	100.0%

The following table shows disaggregated cost of revenues by major categories for the years ended December 31, 2024 and 2025, respectively:

	Years ended December 31,
	2024		2025
	US$	%	US$	%
Customized software solutions	117,252	16.9%	59,028	7.6%
White label software	361,619	52.3%	491,337	63.6%
Subscription services	213,113	30.8%	222,611	28.8%
Total	691,984	100.0%	772,976	100.0%

The following table shows disaggregated cost of revenues by nature for the years ended December 31, 2024 and 2025, respectively:

	Years ended December 31,
	2024		2025
	US$	%	US$	%
Staff costs and employee benefits	230,193	33.3%	113,189	14.6%
Amortization of intangible assets	259,997	37.5%	634,964	82.1%
Subcontracting costs	179,495	25.9%	13,817	1.8%
Rental of server	10,733	1.6%	—	—%
Depreciation	11,564	1.7%	11,006	1.5%
Total	691,984	100.0%	772,976	100.0%

The following table sets forth a breakdown of gross profit and gross profit margin for the years ended December 31, 2024 and 2025, respectively:

	Years ended December 31, 2025
	Revenue	Cost of revenue	Gross profit (loss)	Gross profit (loss) margin
	US$	US$	US$	%
Customized software solutions	640,722	59,028	581,694	90.8%
White label software	486,804	491,337	(4,533)	(0.9)%
Subscription services	220,558	222,611	(2,053)	(0.9)%
Total	1,348,084	772,976	575,108	42.7%

	Years ended December 31, 2024
	Revenue	Cost of revenue	Gross profit	Gross profit margin
	US$	US$	US$	%
Customized software solutions	1,119,210	117,252	1,001,958	89.5%
White label software	748,770	361,619	387,151	51.7%
Subscription services	441,238	213,113	228,125	51.7%
Total	2,309,218	691,984	1,617,234	70.0%

 Revenues disaggregated by timing of revenue recognition for the years ended December 31, 2024 and 2025 are disclosed in the table below:

	Years ended December 31,
	2024	2025
	US$	US$
Point in time
– Customized software solutions	1,119,210	640,722
– White label software	748,770	486,804
	1,867,980	1,127,526
Over time
– Subscription services	441,238	220,558
Total	2,309,218	1,348,084